Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares
Statement of Financial Position [Abstract]
Trade receivables, net of allowance for doubtful accounts (in Dollars) | $	$ 1,337		$ 1,558
Common shares, par value (in Euro per share) | € / shares		€ 0.01		€ 0.01
Common shares, authorized	70,000,000		70,000,000
Common shares, issued	57,393,305		56,989,995
Common shares, outstanding	55,065,009		54,661,699
Treasury shares, shares	2,328,296		2,328,296